UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07168)

Hennessy Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-966-4354

Date of fiscal year end:  September 30 and October 31

Date of reporting period: June 30, 2009

Item 1. Proxy Voting Record.

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Dyncorp International	7/15/2008	26817C101	DCP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Deloitte & Touche

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
CPI Corporation	7/17/2008	125902106	CPY

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Approvl of omnibus incentive plan
3. Rat KPMG

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Exide Technologies	9/9/2008	302051206	XIDE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat. Pricewaterhousecoopers

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Cal-Maine Foods	10/2/2008	128030202	CALM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Amendment of Cert. Of Inc.
3. Adoption of resolution by the
Humane Society

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
America's Car-Mart	10/15/2008	03062T105	CRMT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Schnitzer Steel Indust.	1/28/2009	12798600	SCHN

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. To approve a prop. Amendment to the
1993 stock incentive plan.

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
The Laclede Group	1/29/2009	505597104	LG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Approve an amendment to restricted
stk plan for non-employee directors
3. To rat Deloitte & Touche

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Willbros Group Inc.	2/2/2009	969199108	WG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Prop to approve postponements of
special meeting

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Aecom Technology	3/5/2009	00766T 100	ACM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Ernst Young

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Multi-Fineline Elect.	3/11/2009	6251B 101	MFLX

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Pricewaterhousecoopers
3. Apprvl of 2004 stk incentive plan

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Otter Tail Corp.	4/20/2009	689648103	OTTR

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat. Of Deloitte & Touche

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
MDU Resources Grp	4/28/2009	552 690 109	MDU

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Deloitte & Touche

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Celanese Corp.	4/23/2009	150 870 103	CE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat. KPMG
3. Prop to approve 2009 global incentive
4. Prop to approve the 2009 Emp. Sk P.P.

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Teco Energy Inc.	4/29/2009	872 375 100	TE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Pricewaterhousecoopers
3. Re-app. Perf criteria co. 2005 eq. incentive plan
4. Declassification of Board

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Hess Corporation	5/6/2009	428 09H 107	HES

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat. Ernst & Young

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Gulf Island Fab.	4/23/2009	402 307 102	GIFI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Stepan Company	4/21/2009	858 586 100	SCL

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Approve management incentive plan
3. Rat Deloitte & Touche

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Hackett Group Inc.	5/8/2009	404609109	HCKT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Approve 1998 stk option and incentive plan

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Fluor Corporation	5/6/2009	343 412 102	FLR

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat of Ernst & Young

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Ryder System, Inc.	5/1/2009	783 549 108	R

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat PricewaterhouseCooper

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Celestica Inc.	4/23/2009	151 01Q 108	CLS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Appmtn of KPMG

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Mantech International	5/14/2009	564 563 104	MANT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat appt. Deloitte & Touche

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Enbridge Inc.	5/6/2009	811 541 541	EEP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Appoint PricewaterhouseCoopers
Sharholder prop:
asset out in appendix "B"
ass set out in appendix "B"

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Vectren Corporation	5/13/2009	922 40G 101	VVC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Deloitte & Touche

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Olympic Steel, Inc.	4/29/2009	681 62K 106	ZEUS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat appt. of Pricewaterhousecoopers

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Hanger Orthopedic	5/13/2009	410 43F 208	HGR

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Reliance Steel & alum	5/20/2009	759 509 102	RS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat KPMG
3. Proxyholders' discretion on such
other matters as may properly come
before the meeting.

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
AK Steel Holding	5/28/2009	001547 108	AKS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Deloitte & Touche

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Overstock.com	5/6/2009	690 370 101	AKS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat ind reg pub a/c firm

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Hasbro, Inc.	5/21/2009	418 056 107	HAS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Amend. To the restated 2003 stk
incentive perf. Plan
3. Apprvl 2009 Senion mgmnt annual perf plan
4. Rat KPMG

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Oil States Internl.	5/14/2009	678 026 105	OIS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Ernst Young

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Stoneridege, Inc.	5/4/2009	861 83P 102	SRI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Ernst & Young
3. Apprvl l/t cash incentive plan.

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Steel Dynamics	5/21/2009	858 119 100	STLD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Approve Ernst & Young
3. To give proxies discretion to vote on any othe rmatters

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Gerdau Ameristeel	5/13/2009	373 73P 105	GNA

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Appt. Deloitte & Touche

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Clean Harbors Inc.	5/11/2009	184 496 107	CLH

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Approve the CEO annual inc. bonus plan

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Arcelmormittal	5/12/2009	039 38L 104	MT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. App of the consolidated finls for 2008	Issuer
2. Appr of parent co annual a/cs for 2008
3. Allocation of results fincl year 2008
4. Determination of the dividend
5. Derterminaton of Directors comp/fees.
6. Discharge of Directors
7/8/9/10. Statutory elections of board
11. Renewal auth. BOD to acquire shs in co.
12. Appt of ind co auditor
13. Decision to grant BOD option to pay bonuses
14. Decision to authorise BOD to issue share options
15. Decision fo authorise the BOD to implement
the empl. Shs. Pur. Plan 2009
16. Decision torenew for 5/yr period the authorsed
share capital.

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Willbros Group	5/27/2009	969 203 109	WG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Grant Thornton

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Flowers Food, Inc.	6/5/2009	343 498 101	FLO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Approve the 2001 equity and perf.
incentive plan
3. Approve the annual exe. Bonus plan
4. Rat Pricewaterhousecoopers

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Statoil ASA	5/19/2009	85771P102	STO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Election of a chair of the meeting	Issuer/shareholder
2. Approval of the notice and the agenda
3. Reg of atting shldrs and proxies
4. Election of two person to cosign minutes
5. Appvl of the annual report
6. Approval of remuneration for the co. auditors
7. Election of one deputy member
8. Statement on stipulation of salary and other
9. Authorisation to acquire shs in market
10. Amenment of the articles of association
11. Shareholder prop tat resol be adopted:
shall withdraw from tar sands activities in canada

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Innophos Holdings	6/2/2009	457 74N 108	IPHS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat ind reg pub a/c firm
3. Apprvl of l/t incentive plan

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Utstarcom, Inc.	6/25/2009	918 076 100	UTSI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Pricewaterhousecoopers

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Metalico, Inc.	6/23/2009	591176102	MEA

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat J.H. Cohn
3. Prop to approve the issuance of shs
of common stock
4. Such other business

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
ENGlobal Corporation	6/18/2009	293 306 106	ENG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Approval of the adoption of 2009
Equity Incentive plan

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Interoil Corporation	6/19/2009	460 951 106	IOC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. To appoint PricewaterhouseCooper
3. To pass an ordinary reolution set forth
in the circular.

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Arcelormittal	6/17/2009	039 38L 104	MT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer

Hennessy Cornestone Growth II
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
General Steel Hdgs	7/28/2009	370 853 103	GSI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer

Hennessy Large Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Morgan Stanley	4/29/2009	617 446 448	MS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat appt. of KPMG
3. Amend empl. Stk pp

Hennessy Large Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Chevron Corp.	5/27/2009	166 764 100	CVX

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat ind reg pub a/c firm
3. Approve the material terms of perf goals
4. Approve term for l/t incentive plan
Shareholder prop:
special stkholder meetings
advisory vote on summary comp table
greenhouse gas emissions
country selection guidelines
human rights policy
host country laws

Hennessy Large Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Denbury Resources	5/13/2009	247 916 208	DNR

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
		2. Prop to inc. number of shs for the	2004 omnibus stock/incentiveplan
3. Prop inc. number os shs for the employees tk pur plan
4. Rat Pricewaterhousecoopers

Hennessy Large Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Murphy Oil Co.	5/13/2009	626 717 102	MUR

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
shareholder prop:
concerning the co. non discrimination
in employment policy
2. Rat KPMG

Hennessy Large Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Ensco International	5/28/2009	268 74Q 100	ESV

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Apprvl of 2005 l/t incentive plan
3. Rat KPMG

Hennessy Large Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Exxon Mobil	5/27/2009	302 31G 102	XOM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat ind auditors
Shareholder prop:
3. Cumulative voting
4. Specail shareholder meetings
5. Inc. in North Dakota
6. Board Chairman and CEO
7. Advisory vote on exe comp
8. Exe. Comp report
9. Corp. sponsorships report
10 Amenment of EEO policy
11. Greenhouse Gas emission Goals
12. Climate chge and tech report
13. Renewable energy policy

Hennessy Large Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Mastercard	6/9/2009	576 36Q 104	MA

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Apprvl of amendment of sections 6.1(A)
and 6.4(B) of the cert. of inc.
3. Rat PricewaterhouseCoopers

Hennessy Large Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
TJX Companies	6/2/2009	872540109	TJX

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Approval of amendments of stk
incentive plan
3. Rat PricewaterhouseCoopers.

Hennessy Large Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Noble Corporation	5/28/2009	H58 33N 103	NE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Approval of payment of a div.	issuer
2. Approval of Pricewaterhousecoopers
3. Approval of amendment of article

Hennessy Large Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Best Buy Co.	6/24/2009	086 516 101	BEST

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Deloitte & Touche
3. Approval of amendments:
to our 2004 omnibus stk and incent. Pl
to article IX of our articles of inc.
to article IX of to decrease
to article X to decrease shldr and
remove directors w/o cause

Hennessy Large Growth
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Dell Incorporated	7/17/2009	247 02R 101	DELL

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat of ind auditor
shareholder prop:
reimbursement of proxy expenses
adopt simple majority vote.

Hennessy Select Large Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
U S Bancorp	4/21/2009	902 973 304	USB

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Ernst & Young
3. Adv. Vote ot approve exe comp program

Hennessy Select Large Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Pfizer Incorporation	4/23/2009	717081103	PFE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat KPMG
3. Prop. To approve 2004 stok plan
Shareholder props:
regarding stock options
regarding cumulative voting
regarding special shareholder meetings.

Hennessy Select Large Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Allianz SE	4/29/2009	018 805 101	AZ

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Appropration of net earnings	issuer
2. Approval of the actions of management board
3. Approval of the actions of the supervisory board
4. By elelction to th esupervisory board
5. Auth. To acquire and utilize treasury shs for other
6. Auth. To use derivative in connection with the acquistion of treasury shs.
7. Amendment to the statutes in accordance with 67 German stock
8. Other amendments to the statutes
9. Approval of control and profit transfer agreement

Hennessy Select Large Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
SPX Corporation	4/22/2009	784 635 104	SPX

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat appt. Deloitte & Touche

Hennessy Select Large Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Keycorp	5/21/2009	493 267 108	KEY

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Amnd articles amj. Voting
3. Amnd articles reg. revise
4. Rat appt. of ind auditors
5. Adv. Apprvl exe. Comp

Hennessy Select Large Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Morgan Stanley	4/29/2009	617 446 448	MS

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder

2. Rat appt Deloitte & Touche
3. Approve comp exe
4. Amend 2007 Eq. inc. comp Plan
Shareholder prop:
re special shareowner meetings
re ind. Chair

Hennessy Select Large Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Nasdaq OMX Grp.	5/20/2009	631 103 108	NDAQ

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Ernst & Young

Hennessy Select Large Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Partnerre Ltd.	5/22/2009	G6852T 105	PR

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Re appt Deloitte & Touche
3. Approve 2009 Employee shr plan
4. Approve amendments non emp.
director share plan
5. Apprve the extension of the term
applicable
6a. To leiminate supermajority voting requiements
6b. To approve advance notice provisions in our byelaws
6c. To approve certain limitations on voting/ownership
6d. To approve indemification provicsions
6e. To approve elections, disqualification and removal of director
6f. To approve other changes to the bye laws.

Hennessy Select Large Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Chevron Corp.	5/27/2009	166 764 100	CVX

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat ind reg pub a/c firm
3. Approve the material terms of perf goals
4. Approve term for l/t incentive plan
Shareholder prop:
special stkholder meetings
advisory vote on summary comp table
greenhouse gas emissions
country selection guidelines
human rights policy
host country laws

Hennessy Select Large Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Firstenergy Corp.	5/19/2009	166 764 100	CVX

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations			issuer/shareholder
1. Directors
2. rat appt ind reg pub a/c firm
Shareholder prop:
simple majority vote
reduce percentage of shs required for special meeting
establish shhldr proponent engagement process
adopt a majority vote standard for election of directors

Hennessy Select Large Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Southern Company	5/27/2009	842 587 107	SO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat Deloitte & Touche
3. Amend. Bylaws re maj voting/cum voting
4. Amend certificate of inc re cum voting
Shareholder prop:
on environmental report
on pension policy

Hennessy Select Large Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Thermo Fisher	5/20/2009	883 556 102	TMO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat PricewaterhouseCoopers
3. Such other business

Hennessy Select Large Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Lorillard Inc.	5/21/2009	544 147 101	LO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Prop to approve the 2008 incentive comp plan
3. Rat. Deloitte & Touche

Hennessy Select Large Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
FPL Group, Inc.	5/22/2009	302 571 104	FPL

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Deloitte & Touche
3. Apprvl of the material terms under the
l/t incentive plan

Hennessy Select Large Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Marsh & McLennan	5/21/2009	571 748 102	MMC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat ind reg pub a/c firm
Shareholder prop:
Reincorporate in North Dakota
Special meetings
political contributions

Hennessy Select Large Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Wal Mart Inc.	6/5/2009	931 142 103	WMT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat Ernst & Young
Shareholder prop:
gender indentity non-discrimnation policy
pay for superior perf.
political contributions report
special shareowner meeting
incentive comp. to be stk options

Hennessy Select Large Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Aetna Incorp.	5/29/2009	008 17Y 108	AET

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Approval of ind reg pub a/c firm
Shareholder prop:
con cumulative voting
on nominating a retired aetna exe to the board.

Hennessy Select Large Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Exxon Mobil	5/27/2009	302 31G 102	XOM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat ind auditors
Shareholder prop:
3. Cumulative voting
4. Specail shareholder meetings
5. Inc. in North Dakota
6. Board Chairman and CEO
7. Advisory vote on exe comp
8. Exe. Comp report
9. Corp. sponsorships report
10 Amenment of EEO policy
11. Greenhouse Gas emission Goals
12. Climate chge and tech report
13. Renewable energy policy

Hennessy Select Large Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Packaging Corp.	5/27/2009	695 156 109	PKG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Ernst & Young
3. Prop to amend and restate 1999
l/t equity incentive plan.

Hennessy Select Large Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Schering-Plough	5/18/2009	806 605 101	SGP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat Deloitte & Touche
shareholder props:
re cumulative voting
re calling special meeting.

Hennessy Select Large Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
The Home Depot	5/28/2009	437 076 102	HD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat KPMG
3. Amend the 6ht article of co. cert of Inc.
Shareholder props:
re cumulative voting
re special shareholder meetings
re employment diversity report
re executive officer comp.
re energy usage

Hennessy Select Large Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Freeport-McMoran	6/11/2009	356 71D 857	FCX

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat Renst & Young
3. Approvl of prop 2009 incentive plan
4. Stkholdr prop:
re the selection of a candidate with
environmental expertise to be
rec. for election to the board.

Hennessy Select Large Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Abercrombie & Fitch	6/10/2009	002 896 207	ANF

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat Pricewaterhousecoopers
3. Approve amenment
4. Stkholdr prop: described in the
proxy statement

Hennessy Select Large Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Yahoo, Incorporated	6/25/2009	984 332 106	YHOO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Amended/restated 1995 stk plan
3. Amended/restated 1996 empl stk pur/plan
4. Rat ind reg pub a/c firm
5. Stockholder pro re exe comp
advisory vote

Hennessy Select Large Value
Period:	6/30/08 to 7/1/09

Company Name	Meeting Date	Cusip	Ticker
Citigroup Inc.		172 967 101	C

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		Proposals for consent:	issuer
approve the dividend blocker amendment
approve the director amendments
approve the retireent amendment
approve the authorized preferred stock increase.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Hennessy Funds Trust

By (Signature and Title)*    /s/ Neil J. Hennessy
Neil J. Hennessy
Chief Executive Officer

Date               8/6/09